INVESTMENTS IN EQUITY SECURITIES, AT NAV	12 Months Ended
Mar. 31, 2026
INVESTMENTS IN EQUITY SECURITIES, AT NAV [Abstract]
INVESTMENTS IN EQUITY SECURITIES, AT NAV
6.	INVESTMENTS IN EQUITY SECURITIES, AT NAV

In August 2025, the Company invested $1,000,000 in membership interests of a certain investment fund, which is a limited liability company incorporated in the State of Delaware representing approximately 1% of the outstanding membership interests of the investment fund. The Company determined it does not have significant influence in the investment fund and the investment does not have readily determinable fair value and is eligible to measure in accordance with NAV practical expedient. This investment was held by the Company and not related to the Group’s brokerage activities.

In January 2026, the investment fund was dissolved and the Company recognized a disposal loss from investment in equity securities, at NAV of $0.93 million in the consolidated statements of operations for the year ended March 31, 2026.

Investment in equity securities, at NAV — related party

WSI holds 100% of member interest in WIG SPC, an exempted segregated portfolio company. WIG SPC is the host legal entity of multiple segregated portfolios and does not have material assets, liabilities, or equity other than those solely attributable to the individual segregated portfolios. The assets and liabilities of each segregated portfolio (“SP”) are legally and economically segregated from those of the other SPs and WIG SPC. Because the activities that most significantly affect the economic performance of each SP, together with the related risks and rewards, are isolated at the individual SP level, the equity interests in the SPs do not constitute equity investment at risk of WIG SPC as a whole for purposes of the variable interest entity guidance in ASC 810, Consolidation. The Group evaluated each SP separately under ASC 810 and concluded that it is not the primary beneficiary of any of the segregated portfolios. Accordingly, the Group does not consolidate any of the SPs in its consolidated financial statements.

In April 2025, WSI launched Z Navigation Option Hedge Fund S.P. (“SP4” or “Z Navigation”), a segregated portfolio within WIG SPC. In July 2025, WSI subscribed for $1,000,000 Class VI Shares of Z Navigation at the subscription price of $15 per share. Z Navigation is a segregated portfolio fund under WIG SPC and invests in a private equity fund and certain listed equity securities. The Group’s maximum exposure to loss is limited to its subscription amount of $1 million, representing its junior tranche capital amongst $2 million total junior tranche capital paid up by junior tranche members. WSI co-manages the fund with another senior tranche investor pursuant to a supplemental fund management agreement during the year ended March 31, 2026. WSI has no obligation to provide additional financial support, including liquidity facilities, guarantees, or asset purchase commitments. The senior tranche stop-loss protection is borne solely by senior investors.

In February 2026, WSI submitted a redemption request form to the administrator of Z Navigation to redeem all the shareholdings. As of March 31, 2026, the redemption was approved and the Group recorded the redemption receivable of approximately $1.16 million in “Other receivables” in the consolidated balance sheets. The redemption proceeds were subsequently received in full in July 2026.

For the year ended March 31, 2026, the Group recognized and recorded gain from investment securities of $0.16 million in principal transactions and proprietary trading in the consolidated statements of operations.